Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted loss per common share - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Numerator: Earnings allocable to Common stock subject to possible redemption
Income from investments held in Trust Account	$ 1,134	$ 29
Less: Company’s portion available to be withdrawn to pay taxes	(1,134)	(29)
Net income attributable
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding (in Shares)	3,476,458	3,556,309
Basic and diluted net income per share (in Dollars per share)
Numerator: Net Income minus Net Earnings
Net income (loss)	$ 10,646,747	$ (4,718,021)
Net income allocable to Class A common stock subject to possible redemption
Non-redeemable net income (loss)	$ 10,646,747	$ (4,718,021)
Denominator: weighted average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	3,768,542	1,447,732
Basic and diluted net income per share, Non-redeemable common stock (in Dollars per share)	$ 2.83	$ (3.26)